Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current tax	$ 180,697	$ 238,935	$ 60,874